SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUSES AND UPDATING SUMMARY

PROSPECTUS, EACH DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Independence Plus®

This supplement updates certain information for the above referenced prospectus and initial summary prospectus (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information” section in the prospectus and the “Important Information You Should Consider About the Contract” section in the Initial Summary Prospectus, the following changes are made:

•

In the “Are There Ongoing Fees and Expenses?” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Cost is $1,213. Additionally, the maximum fee for Investment Options is 0.83% and the Highest Annual Cost is $1,859.

In the “Fee Table” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Portfolio Company Expenses” table, the minimum Annual Fund Expenses is 0.19% and the maximum Annual Fund Expenses is 0.83%.
•	In the “Examples” section, the following replaces the expense examples:

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$6,516	$10,474	$14,985	$21,664

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,859	$5,759	$9,913	$21,529

The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480

(2) If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480

The following table replaces the current table in its entirety in Appendix A:

				Current Expenses +	Average Annual Total Returns (as of Dec. 31, 2025)
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock Investment Management, LLC	0.22%	None	0.22%	17.55%	14.08%	14.46%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	International Equities Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
Hybrid (Equity and Fixed Income)	Asset Allocation Fund[2,3] Adviser: VALIC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.66%	None	0.66%	11.50%	8.17%	7.75%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs Asset Management, L.P.	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.77%	None	0.77%	9.15%	-2.01%	1.64%